Schedule of Investments Engine No. 1 Transform 500 ETF

July 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.9%

Aerospace & Defense - 1.5%
Boeing Co.*	5,305	$845,140
General Dynamics Corp.	2,195	497,541
HEICO Corp.	410	64,661
HEICO Corp., Class A	715	91,291
L3Harris Technologies, Inc.	1,835	440,345
Lockheed Martin Corp.	2,261	935,624
Northrop Grumman Corp.	1,391	666,150
Raytheon Technologies Corp.	14,187	1,322,370
TransDigm Group, Inc.*	497	309,303
		5,172,425
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	1,595	169,469
FedEx Corp.	2,276	530,513
United Parcel Service, Inc., Class B	7,009	1,365,984
		2,065,966
Airlines - 0.2%
Delta Air Lines, Inc.*	6,114	194,425
Southwest Airlines Co.*	5,655	215,569
United Airlines Holdings, Inc.*	3,119	114,623
		524,617
Auto Components - 0.1%
Aptiv plc*	2,584	271,036
Automobiles - 2.5%
Ford Motor Co.	37,639	552,917
General Motors Co.*	13,896	503,869
Lucid Group, Inc.*††	5,412	98,769
Rivian Automotive, Inc., Class A*	1,530	52,479
Tesla, Inc.*	8,002	7,133,383
		8,341,417
Banks - 3.5%
Bank of America Corp.	67,619	2,286,198
Citigroup, Inc.	18,521	961,240
Citizens Financial Group, Inc.	4,672	177,396
Fifth Third Bancorp	6,553	223,588
First Republic Bank	1,706	277,583
Huntington Bancshares, Inc.	13,723	182,379
JPMorgan Chase & Co.	28,018	3,232,157
KeyCorp	8,890	162,687
M&T Bank Corp.	1,707	302,907
PNC Financial Services Group, Inc. (The)	3,949	655,297
Regions Financial Corp.	8,909	188,693
Signature Bank	600	111,342

Investments	Shares	Value
SVB Financial Group*	559	$225,584
Truist Financial Corp.	12,697	640,818
US Bancorp	12,899	608,833
Wells Fargo & Co.	36,158	1,586,251
		11,822,953
Beverages - 1.7%
Brown-Forman Corp., Class B	1,740	129,143
Coca-Cola Co.	37,213	2,387,958
Constellation Brands, Inc., Class A	1,554	382,766
Keurig Dr Pepper, Inc.	7,022	272,032
Monster Beverage Corp.*	3,589	357,536
PepsiCo, Inc.	13,185	2,306,848
		5,836,283
Biotechnology - 2.2%
AbbVie, Inc.	16,852	2,418,431
Alnylam Pharmaceuticals, Inc.*	1,151	163,488
Amgen, Inc.	5,097	1,261,355
Biogen, Inc.*	1,396	300,224
BioMarin Pharmaceutical, Inc.*	1,763	151,706
Gilead Sciences, Inc.	11,966	714,969
Horizon Therapeutics plc*	2,188	181,538
Incyte Corp.*	1,797	139,591
Moderna, Inc.*	3,301	541,661
Regeneron Pharmaceuticals, Inc.*	1,028	597,977
Seagen, Inc.*	1,280	230,374
Vertex Pharmaceuticals, Inc.*	2,437	683,359
		7,384,673
Building Products - 0.3%
Carrier Global Corp.	8,080	327,482
Johnson Controls International plc	6,641	358,016
Masco Corp.	2,247	124,439
Trane Technologies plc	2,229	327,641
		1,137,578
Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,047	282,606
Bank of New York Mellon Corp. (The)	7,083	307,827
BlackRock, Inc., Class A	1,354	906,070
Blackstone, Inc.	6,677	681,521
Carlyle Group, Inc. (The)	1,346	52,373
Charles Schwab Corp. (The)	14,382	993,077
CME Group, Inc., Class A	3,427	683,618
Coinbase Global, Inc., Class A*	315	19,832
Goldman Sachs Group, Inc. (The)	3,273	1,091,185
Intercontinental Exchange, Inc.	5,325	543,097
KKR & Co., Inc.	5,646	313,127
MarketAxess Holdings, Inc.	360	97,481
Moody's Corp.	1,530	474,683

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

July 31, 2022 (Unaudited)

Investments	Shares	Value
Morgan Stanley	13,347	$1,125,152
MSCI, Inc., Class A	770	370,632
Nasdaq, Inc.	1,102	199,352
Northern Trust Corp.	1,986	198,163
Raymond James Financial, Inc.	1,852	182,366
S&P Global, Inc.	3,311	1,248,016
State Street Corp.	3,499	248,569
T Rowe Price Group, Inc.	2,170	267,930
		10,286,677
Chemicals - 1.7%
Air Products & Chemicals, Inc.	2,114	524,758
Albemarle Corp.	1,121	273,872
Celanese Corp., Class A	1,030	121,035
CF Industries Holdings, Inc.	1,989	189,930
Corteva, Inc.	6,904	397,325
Dow, Inc.	6,940	369,277
DuPont de Nemours, Inc.	4,854	297,210
Eastman Chemical Co.	1,233	118,282
Ecolab, Inc.	2,372	391,783
FMC Corp.	1,200	133,320
International Flavors & Fragrances, Inc.	2,425	300,821
Linde plc	4,798	1,448,997
LyondellBasell Industries NV, Class A	2,468	219,948
Mosaic Co.	3,455	181,940
PPG Industries, Inc.	2,252	291,161
Sherwin-Williams Co.	2,286	553,076
Westlake Corp.	316	30,759
		5,843,494
Commercial Services & Supplies - 0.5%
Cintas Corp.	829	352,731
Copart, Inc.*	2,041	261,452
Republic Services, Inc., Class A	1,986	275,379
Rollins, Inc.	2,163	83,427
Waste Management, Inc.	3,643	599,492
		1,572,481
Communications Equipment - 0.7%
Arista Networks, Inc.*	2,149	250,638
Cisco Systems, Inc. (Delaware)	39,622	1,797,650
Motorola Solutions, Inc.	1,591	379,597
		2,427,885
Construction & Engineering - 0.1%
Quanta Services, Inc.	1,368	189,783
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	595	209,488

Investments	Shares	Value
Vulcan Materials Co.	1,265	$209,142
		418,630
Consumer Finance - 0.5%
Ally Financial, Inc.	3,084	101,988
American Express Co.	5,821	896,550
Capital One Financial Corp.	3,746	411,423
Discover Financial Services	2,677	270,377
Synchrony Financial	4,779	160,001
		1,840,339
Containers & Packaging - 0.2%
Amcor plc	14,339	185,690
Avery Dennison Corp.	775	147,607
Ball Corp.	3,048	223,783
Crown Holdings, Inc.	1,169	118,864
International Paper Co.	3,536	151,235
		827,179
Distributors - 0.1%
Genuine Parts Co.	1,354	206,985
Pool Corp.	385	137,715
		344,700
Diversified Financial Services - 1.6%
Apollo Global Management, Inc.	3,560	203,276
Berkshire Hathaway, Inc., Class B*	17,257	5,187,454
		5,390,730
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	68,281	1,282,317
Verizon Communications, Inc.	40,061	1,850,418
		3,132,735
Electric Utilities - 1.8%
American Electric Power Co., Inc.	4,894	482,353
Avangrid, Inc.	658	32,064
Constellation Energy Corp.	3,121	206,298
Duke Energy Corp.	7,345	807,437
Edison International	3,633	246,208
Entergy Corp.	1,943	223,698
Eversource Energy	3,288	290,067
Exelon Corp.	9,352	434,774
FirstEnergy Corp.	5,440	223,584
NextEra Energy, Inc.	18,735	1,582,921
PG&E Corp.*	14,408	156,471
PPL Corp.	7,018	204,083
Southern Co.	10,133	779,126
Xcel Energy, Inc.	5,195	380,170
		6,049,254
Electrical Equipment - 0.6%
AMETEK, Inc.	2,199	271,577

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

July 31, 2022 (Unaudited)

Investments	Shares	Value
Eaton Corp. plc	3,807	$564,920
Emerson Electric Co.	5,666	510,337
Generac Holdings, Inc.*	610	163,663
Plug Power, Inc.*	4,959	105,825
Rockwell Automation, Inc.	1,112	283,871
		1,900,193
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	5,699	439,563
CDW Corp.	1,288	233,811
Corning, Inc.	7,256	266,731
Keysight Technologies, Inc.*	1,732	281,623
TE Connectivity Ltd.	3,074	411,086
Teledyne Technologies, Inc.*	445	174,173
Trimble, Inc.*	2,384	165,521
Zebra Technologies Corp., Class A*	504	180,276
		2,152,784
Energy Equipment & Services - 0.3%
Baker Hughes Co., Class A	8,914	229,001
Halliburton Co.	8,600	251,980
Schlumberger NV	13,485	499,349
		980,330
Entertainment - 1.3%
Activision Blizzard, Inc.	7,456	596,107
Electronic Arts, Inc.	2,681	351,828
Live Nation Entertainment, Inc.*	1,304	122,563
Netflix, Inc.*	4,237	952,901
Roku, Inc., Class A*	1,141	74,758
Take-Two Interactive Software, Inc.*	1,506	199,891
Walt Disney Co.*	17,374	1,843,382
Warner Bros Discovery, Inc.*	21,066	315,990
		4,457,420
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	1,418	235,076
American Tower Corp.	4,428	1,199,234
AvalonBay Communities, Inc.	1,336	285,824
Boston Properties, Inc.	1,356	123,613
Crown Castle International Corp.	4,128	745,764
Digital Realty Trust, Inc.	2,717	359,867
Duke Realty Corp.	3,668	229,470
Equinix, Inc.	872	613,661
Equity Residential	3,261	255,630
Essex Property Trust, Inc.	626	179,368
Extra Space Storage, Inc.	1,280	242,586
Healthpeak Properties, Inc.	5,140	142,018
Invitation Homes, Inc.	5,816	226,998
Mid-America Apartment Communities, Inc.	1,105	205,232

Investments	Shares	Value
Prologis, Inc.	7,058	$935,607
Public Storage	1,460	476,559
Realty Income Corp.	5,732	424,111
SBA Communications Corp., Class A	1,026	344,521
Simon Property Group, Inc.	3,126	339,609
Sun Communities, Inc.	1,159	190,030
Ventas, Inc.	3,810	204,902
VICI Properties, Inc.	9,185	314,035
Welltower, Inc.	4,325	373,421
Weyerhaeuser Co.	7,106	258,090
		8,905,226
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	4,226	2,287,533
Kroger Co.	6,256	290,529
Sysco Corp.	4,861	412,699
Walgreens Boots Alliance, Inc.	6,835	270,803
Walmart, Inc.	13,396	1,768,942
		5,030,506
Food Products - 1.1%
Archer-Daniels-Midland Co.	5,373	444,723
Bunge Ltd.	1,452	134,063
Campbell Soup Co.	1,932	95,344
Conagra Brands, Inc.	4,576	156,545
General Mills, Inc.	5,738	429,145
Hershey Co.	1,390	316,864
Hormel Foods Corp.	2,700	133,218
J M Smucker Co.	1,033	136,687
Kellogg Co.	2,420	178,886
Kraft Heinz Co.	6,769	249,302
McCormick & Co., Inc.	2,388	208,592
Mondelez International, Inc., Class A	13,198	845,201
Tyson Foods, Inc., Class A	2,777	244,404
		3,572,974
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	16,695	1,817,085
ABIOMED, Inc.*	432	126,580
Align Technology, Inc.*	698	196,117
Baxter International, Inc.	4,799	281,509
Becton Dickinson & Co.	2,720	664,523
Boston Scientific Corp.*	13,632	559,594
Cooper Cos, Inc. (The)	470	153,690
Dexcom, Inc.*	3,737	306,733
Edwards Lifesciences Corp.*	5,933	596,504
Hologic, Inc.*	2,379	169,813
IDEXX Laboratories, Inc.*	799	318,945
Insulet Corp.*	658	163,052
Intuitive Surgical, Inc.*	3,422	787,642
Medtronic plc	12,799	1,184,163

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

July 31, 2022 (Unaudited)

Investments	Shares	Value
ResMed, Inc.	1,393	$335,044
STERIS plc	955	215,496
Stryker Corp.	3,212	689,777
Teleflex, Inc.	445	107,005
Zimmer Biomet Holdings, Inc.	1,998	220,559
		8,893,831
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp., Class A	1,440	210,139
Cardinal Health, Inc.	2,596	154,618
Centene Corp.*	5,583	519,052
Cigna Corp.	3,023	832,413
CVS Health Corp.	12,505	1,196,478
Elevance Health, Inc.	2,304	1,099,238
HCA Healthcare, Inc.	2,174	461,801
Humana, Inc.	1,208	582,256
Laboratory Corp. of America Holdings	888	232,825
McKesson Corp.	1,384	472,747
Molina Healthcare, Inc.*	558	182,868
Quest Diagnostics, Inc.	1,125	153,641
UnitedHealth Group, Inc.	8,947	4,852,316
		10,950,392
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	1,336	298,703
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A*	3,643	404,300
Booking Holdings, Inc.*	390	754,919
Caesars Entertainment, Inc.*	2,045	93,436
Carnival Corp.*	9,319	84,430
Chipotle Mexican Grill, Inc., Class A*	269	420,775
Darden Restaurants, Inc.	1,192	148,392
Domino's Pizza, Inc.	343	134,494
Expedia Group, Inc.*	1,447	153,454
Hilton Worldwide Holdings, Inc.	2,650	339,386
Las Vegas Sands Corp.*	3,280	123,623
Marriott International, Inc., Class A	2,624	416,744
McDonald's Corp.	7,052	1,857,285
MGM Resorts International	3,364	110,104
Royal Caribbean Cruises Ltd.*	2,139	82,801
Starbucks Corp.	10,935	927,069
Yum! Brands, Inc.	2,721	333,431
		6,384,643
Household Durables - 0.2%
DR Horton, Inc.	3,056	238,460
Garmin Ltd.	1,460	142,525
Lennar Corp., Class A	2,466	209,610
Lennar Corp., Class B	147	9,978

Investments	Shares	Value
NVR, Inc.*	32	$140,579
		741,152
Household Products - 1.4%
Church & Dwight Co., Inc.	2,311	203,299
Clorox Co.	1,173	166,378
Colgate-Palmolive Co.	7,991	629,211
Kimberly-Clark Corp.	3,216	423,837
Procter & Gamble Co.	22,884	3,178,816
		4,601,541
Independent Power & Renewable Electricity Producers - 0.0%†
AES Corp. (The)	6,372	141,586
Industrial Conglomerates - 0.8%
3M Co.	5,425	777,077
General Electric Co.	10,499	775,981
Honeywell International, Inc.	6,494	1,249,835
		2,802,893
Insurance - 2.0%
Aflac, Inc.	5,650	323,745
Allstate Corp. (The)	2,626	307,163
American International Group, Inc.	7,554	391,071
Aon plc, Class A	2,027	589,938
Arch Capital Group Ltd.*	3,589	159,352
Arthur J Gallagher & Co.	2,003	358,517
Brown & Brown, Inc.	2,233	145,368
Chubb Ltd.	4,044	762,860
Cincinnati Financial Corp.	1,422	138,417
Hartford Financial Services Group, Inc. (The)	3,134	202,049
Markel Corp.*	130	168,628
Marsh & McLennan Cos, Inc.	4,781	783,893
MetLife, Inc.	6,589	416,754
Principal Financial Group, Inc.	2,239	149,879
Progressive Corp. (The)	5,580	642,035
Prudential Financial, Inc.	3,580	357,964
Travelers Cos, Inc. (The)	2,293	363,899
W R Berkley Corp.	1,996	124,810
Willis Towers Watson plc	1,063	219,977
		6,606,319
Interactive Media & Services - 5.1%
Alphabet, Inc., Class A*	57,380	6,674,442
Alphabet, Inc., Class C*	52,600	6,135,264
Match Group, Inc.*	2,724	199,696
Meta Platforms, Inc., Class A*	21,880	3,481,108
Pinterest, Inc., Class A*	5,488	106,906
Snap, Inc., Class A*	10,411	102,861
Twitter, Inc.*	7,266	302,338

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

July 31, 2022 (Unaudited)

Investments	Shares	Value
ZoomInfo Technologies, Inc., Class A*	2,886	$109,351
		17,111,966
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc.*	83,458	11,262,658
DoorDash, Inc., Class A*	1,596	111,321
eBay, Inc.	5,341	259,733
Etsy, Inc.*	1,217	126,227
MercadoLibre, Inc.*	440	358,032
		12,117,971
IT Services - 4.7%
Accenture plc, Class A	6,043	1,850,729
Akamai Technologies, Inc.*	1,527	146,928
Automatic Data Processing, Inc.	3,982	960,140
Block, Inc., Class A*	4,793	364,556
Broadridge Financial Solutions, Inc.	1,121	179,977
Cloudflare, Inc., Class A*	2,676	134,656
Cognizant Technology Solutions Corp., Class A	4,971	337,829
EPAM Systems, Inc.*	542	189,294
Fidelity National Information Services, Inc.	5,826	595,184
Fiserv, Inc.*	5,549	586,418
FleetCor Technologies, Inc.*	741	163,087
Gartner, Inc.*	765	203,092
Global Payments, Inc.	2,683	328,185
GoDaddy, Inc., Class A*	1,545	114,608
International Business Machines Corp.	8,575	1,121,524
Mastercard, Inc., Class A	8,195	2,899,309
MongoDB, Inc., Class A*	650	203,106
Okta, Inc., Class A*	1,440	141,768
Paychex, Inc.	3,064	393,050
PayPal Holdings, Inc.*	11,042	955,464
Snowflake, Inc., Class A*	2,306	345,692
SS&C Technologies Holdings, Inc.	2,114	125,085
Twilio, Inc., Class A*	1,639	138,987
VeriSign, Inc.*	905	171,190
Visa, Inc., Class A	15,697	3,329,491
		15,979,349
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	2,862	383,794
Avantor, Inc.*	5,828	169,129
Bio-Rad Laboratories, Inc., Class A*	205	115,468
Danaher Corp.	6,174	1,799,536
Illumina, Inc.*	1,496	324,153
IQVIA Holdings, Inc.*	1,808	434,408
Mettler-Toledo International, Inc.*	215	290,192
PerkinElmer, Inc.	1,206	184,723

Investments	Shares	Value
Thermo Fisher Scientific, Inc.	3,730	$2,232,070
Waters Corp.*	574	208,953
West Pharmaceutical Services, Inc.	707	242,897
		6,385,323
Machinery - 1.5%
Caterpillar, Inc.	5,087	1,008,498
Cummins, Inc.	1,348	298,326
Deere & Co.	2,658	912,172
Dover Corp.	1,373	183,543
Fortive Corp.	3,422	220,548
IDEX Corp.	727	151,761
Illinois Tool Works, Inc.	2,703	561,575
Ingersoll Rand, Inc.	3,870	192,726
Otis Worldwide Corp.	4,034	315,338
PACCAR, Inc.	3,319	303,755
Parker-Hannifin Corp.	1,228	355,003
Stanley Black & Decker, Inc.	1,443	140,447
Westinghouse Air Brake Technologies Corp.	1,740	162,638
Xylem, Inc./NY	1,714	157,739
		4,964,069
Media - 0.8%
Charter Communications, Inc., Class A*	1,109	479,199
Comcast Corp., Class A	42,647	1,600,115
Fox Corp., Class A	2,979	98,635
Fox Corp., Class B	1,375	42,488
Liberty Broadband Corp., Class A*	197	21,262
Liberty Broadband Corp., Class C*	1,245	135,618
Liberty Media Corp.-Liberty SiriusXM	764	30,445
Liberty Media Corp.-Liberty SiriusXM*	1,497	59,611
Omnicom Group, Inc.	1,957	136,677
Paramount Global, Class B	5,803	137,241
Sirius XM Holdings, Inc.††	8,599	57,441
		2,798,732
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	13,817	435,927
Newmont Corp.	7,566	342,588
Nucor Corp.	2,534	344,118
Southern Copper Corp.	808	40,238
Steel Dynamics, Inc.	1,713	133,408
		1,296,279
Multiline Retail - 0.5%
Dollar General Corp.	2,187	543,316
Dollar Tree, Inc.*	2,148	355,193
Target Corp.	4,413	720,997
		1,619,506

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

July 31, 2022 (Unaudited)

Investments	Shares	Value
Multi-Utilities - 0.9%
Ameren Corp.	2,461	$229,168
CenterPoint Energy, Inc.	6,003	190,235
CMS Energy Corp.	2,772	190,520
Consolidated Edison, Inc.	3,377	335,235
Dominion Energy, Inc.	7,731	633,787
DTE Energy Co.	1,845	240,404
Public Service Enterprise Group, Inc.	4,763	312,786
Sempra Energy	3,003	497,897
WEC Energy Group, Inc.	3,011	312,572
		2,942,604
Oil, Gas & Consumable Fuels - 4.1%
APA Corp.	3,221	119,725
Cheniere Energy, Inc.	2,253	337,004
Chevron Corp.	18,738	3,068,910
ConocoPhillips	12,331	1,201,409
Continental Resources, Inc.	553	38,096
Coterra Energy, Inc.	7,687	235,145
Devon Energy Corp.	5,849	367,610
Diamondback Energy, Inc.	1,588	203,296
EOG Resources, Inc.	5,589	621,609
EQT Corp.	2,816	123,988
Exxon Mobil Corp.	40,181	3,894,744
Hess Corp.	2,645	297,483
Kinder Morgan, Inc.	18,593	334,488
Marathon Oil Corp.	6,746	167,301
Marathon Petroleum Corp.	5,155	472,507
Occidental Petroleum Corp.	8,492	558,349
ONEOK, Inc.	4,256	254,253
Phillips 66	4,587	408,243
Pioneer Natural Resources Co.	2,149	509,206
Valero Energy Corp.	3,893	431,228
Williams Cos, Inc. (The)	11,624	396,262
		14,040,856
Personal Products - 0.2%
Estee Lauder Cos, Inc. (The), Class A	2,208	603,005
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	20,309	1,498,398
Catalent, Inc.*	1,711	193,514
Elanco Animal Health, Inc.*	4,524	91,656
Eli Lilly & Co.	7,519	2,478,939
Johnson & Johnson	25,094	4,379,404
Merck & Co., Inc.	24,124	2,155,238
Pfizer, Inc.	53,509	2,702,740
Royalty Pharma plc, Class A	3,446	149,867
Viatris, Inc.	11,569	112,104

Investments	Shares	Value
Zoetis, Inc., Class A	4,489	$819,467
		14,581,327
Professional Services - 0.4%
CoStar Group, Inc.*	3,779	274,318
Equifax, Inc.	1,165	243,380
Jacobs Engineering Group, Inc.	1,232	169,154
Leidos Holdings, Inc.	1,304	139,528
TransUnion	1,832	145,149
Verisk Analytics, Inc., Class A	1,504	286,136
		1,257,665
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	3,120	267,134
Zillow Group, Inc., Class A*	341	11,935
Zillow Group, Inc., Class C*	1,562	54,483
		333,552
Road & Rail - 1.0%
CSX Corp.	20,726	670,072
JB Hunt Transport Services, Inc.	798	146,249
Norfolk Southern Corp.	2,276	571,663
Old Dominion Freight Line, Inc.	879	266,785
Uber Technologies, Inc.*	16,096	377,451
Union Pacific Corp.	5,987	1,360,846
		3,393,066
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc.*	15,456	1,460,128
Analog Devices, Inc.	4,994	858,768
Applied Materials, Inc.	8,428	893,199
Broadcom, Inc.	3,894	2,085,159
Enphase Energy, Inc.*	1,287	365,740
Entegris, Inc.	1,418	155,838
Intel Corp.	38,996	1,415,945
KLA Corp.	1,424	546,161
Lam Research Corp.	1,325	663,176
Marvell Technology, Inc.	8,108	451,453
Microchip Technology, Inc.	5,300	364,958
Micron Technology, Inc.	10,653	658,995
Monolithic Power Systems, Inc.	415	192,859
NVIDIA Corp.	23,886	4,338,414
NXP Semiconductors NV	2,506	460,803
ON Semiconductor Corp.*	4,145	276,803
Qorvo, Inc.*	1,033	107,504
QUALCOMM, Inc.	10,677	1,548,806
Skyworks Solutions, Inc.	1,535	167,131
SolarEdge Technologies, Inc.*	533	191,949
Teradyne, Inc.	1,528	154,160
Texas Instruments, Inc.	8,790	1,572,443
		18,930,392

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

July 31, 2022 (Unaudited)

Investments	Shares	Value
Software - 9.7%
Adobe, Inc.*	4,508	$1,848,820
ANSYS, Inc.*	829	231,283
AppLovin Corp., Class A*	341	12,119
Autodesk, Inc.*	2,071	447,999
Bill.com Holdings, Inc.*	882	119,141
Cadence Design Systems, Inc.*	2,633	489,949
Crowdstrike Holdings, Inc., Class A*	2,036	373,810
Datadog, Inc., Class A*	2,455	250,435
DocuSign, Inc., Class A*	1,907	122,010
Fortinet, Inc.*	6,353	378,956
HubSpot, Inc.*	430	132,440
Intuit, Inc.	2,696	1,229,834
Microsoft Corp.	71,328	20,024,622
Oracle Corp.	15,016	1,168,845
Palantir Technologies, Inc., Class A*	15,604	161,501
Palo Alto Networks, Inc.*	939	468,655
Paycom Software, Inc.*	459	151,695
PTC, Inc.*	1,000	123,380
Roper Technologies, Inc.	1,007	439,727
Salesforce, Inc.*	9,478	1,744,142
ServiceNow, Inc.*	1,914	854,907
Splunk, Inc.*	1,532	159,190
Synopsys, Inc.*	1,464	538,020
Trade Desk, Inc. (The), Class A*	4,209	189,405
Tyler Technologies, Inc.*	399	159,201
Unity Software, Inc.*	1,588	59,375
VMware, Inc., Class A	1,932	224,498
Workday, Inc., Class A*	1,896	294,070
Zendesk, Inc.*	1,169	88,166
Zoom Video Communications, Inc., Class A*	2,169	225,272
Zscaler, Inc.*	762	118,156
		32,829,623
Specialty Retail - 2.0%
AutoZone, Inc.*	185	395,417
Bath & Body Works, Inc.	2,268	80,605
Best Buy Co., Inc.	1,933	148,822
Burlington Stores, Inc.*	635	89,618
CarMax, Inc.*	1,532	152,495
Home Depot, Inc. (The)	9,851	2,964,559
Lowe's Cos, Inc.	6,311	1,208,746
O'Reilly Automotive, Inc.*	630	443,262
Ross Stores, Inc.	3,354	272,546
TJX Cos, Inc. (The)	11,202	685,114
Tractor Supply Co.	1,066	204,118
Ulta Beauty, Inc.*	500	194,455
		6,839,757

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	146,650	$23,832,091
Dell Technologies, Inc., Class C	2,611	117,652
Hewlett Packard Enterprise Co.	12,380	176,291
HP, Inc.	10,044	335,369
NetApp, Inc.	2,122	151,362
Seagate Technology Holdings plc	1,885	150,762
Western Digital Corp.*	2,989	146,760
		24,910,287
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc.*	1,116	346,529
NIKE, Inc., Class B	12,095	1,389,958
VF Corp.	3,078	137,525
		1,874,012
Tobacco - 0.6%
Altria Group, Inc.	17,273	757,594
Philip Morris International, Inc.	14,787	1,436,557
		2,194,151
Trading Companies & Distributors - 0.2%
Fastenal Co.	5,486	281,761
United Rentals, Inc.*	682	220,061
WW Grainger, Inc.	414	225,021
		726,843
Water Utilities - 0.1%
American Water Works Co., Inc.	1,730	268,911
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	5,616	803,425
Total Common Stocks
(Cost $366,414,269)		338,103,999
Securities Lending Reinvestment†††
Money Market Fund - 0.0%†
Fidelity Investments Money Market
Treasury Portfolio – Institutional
Class, 1.77%††††
(Cost $169,260)	169,260	169,260
Total Investments - 99.9%
(Cost $366,583,529)		$338,273,259
Other Assets Less Liabilities – 0.1%		228,634
Net Assets - 100.0%		$338,501,893

*	Non-income producing security.
†	Represents less than 0.05%.
††	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $165,481, collateralized in the form of cash with a value of $169,260 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The total value of collateral is $169,260.
†††	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $169,260.
††††	7-day net yield.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

July 31, 2022 (Unaudited)

Futures Contract Purchased

Engine No. 1 Transform 500 ETF had the following open long futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 Micro E-Mini Index	19	9/16/2022	USD	$392,683	$22,906

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2022 for the Fund based upon the three levels defined above:

Engine No. 1 Transform 500 ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$338,103,999	$–	$–	$338,103,999
Money Market Fund	169,260	–	–	169,260
Total Investments	$338,273,259	$–	$–	$338,273,259
Other Financial Instruments
Assets
Futures Contracts**	$22,906	$–	$–	$22,906
Total Other Financial Instruments	$22,906	$–	$–	$22,906

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Futures Contracts Purchased.

Schedule of Investments Engine No. 1 Transform Climate ETF

July 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 94.5%

Aerospace & Defense - 5.4%
Airbus SE ADR	109,599	$2,944,925
Safran S.A. ADR*	30,700	841,794
TransDigm Group, Inc.*	1,352	841,404
		4,628,123
Automobiles - 26.9%
Ford Motor Co.	636,491	9,350,054
General Motors Co.*	202,335	7,336,667
Tesla, Inc.*	6,844	6,101,084
		22,787,805
Building Products - 1.0%
Trane Technologies plc	5,673	833,874
Chemicals - 4.8%
Livent Corp.*	164,962	4,105,904
Commercial Services & Supplies - 6.2%
Republic Services, Inc., Class A	29,144	4,041,107
Waste Management, Inc.	7,518	1,237,162
		5,278,269
Containers & Packaging - 2.9%
Ball Corp.	22,426	1,646,517
Crown Holdings, Inc.	8,232	837,030
		2,483,547
Electrical Equipment - 5.8%
Rockwell Automation, Inc.	19,266	4,918,224
Food Products - 4.8%
Archer-Daniels-Midland Co.	49,607	4,105,971
Machinery - 9.9%
Deere & Co.	24,591	8,439,139
Metals & Mining - 1.0%
Alcoa Corp.	16,805	855,206
Oil, Gas & Consumable Fuels - 10.7%
ConocoPhillips	44,571	4,342,553
Occidental Petroleum Corp.	19,751	1,298,628
Shell plc ADR	64,041	3,418,509
		9,059,690
Road & Rail - 10.7%
Canadian Pacific Railway Ltd.	51,980	4,099,663
CSX Corp.	127,314	4,116,061
Union Pacific Corp.	3,686	837,828
		9,053,552

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 4.4%
Enphase Energy, Inc.*	3,798	$1,079,316
SolarEdge Technologies, Inc.*	2,809	1,011,605
Wolfspeed, Inc.*	19,787	1,648,257
		3,739,178
Total Common Stocks
(Cost $77,514,693)		80,288,482
Total Investments - 94.5%
(Cost $77,514,693)		$80,288,482
Other Assets Less Liabilities – 5.5%		4,658,939
Net Assets - 100.0%		$84,947,421

*	Non-income producing security.

Engine No. 1 Transform Climate ETF invested, as a percentage of net assets, in the following countries of July 31, 2022:

United States	79.0%
Canada	4.8%
France	4.5%
United Kingdom	4.0%
Israel	1.2%
Ireland	1.0%
Other(1)	5.5%
Total	100.0%

(1) Includes cash and net other assets (liabilities).

Schedule of Investments (continued) Engine No. 1 Transform Climate ETF

July 31, 2022 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2022 for the Fund based upon the three levels defined above:

Engine No. 1 Transform Climate ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$80,288,482	$–	$–	$80,288,482
Total Investments	$80,288,482	$–	$–	$80,288,482

*       Please refer to the Schedule of Investments to view securities segregated by industry type.